UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legg Mason International Equities Limited
Address: Esemplia Emerging Markets
         9th Floor, 10 Exchange Square, Primrose St
         London, England  EC2A 2EN

13F File Number:  28-6251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paula Marsh
Title:     Head of Compliance, Legg Mason Europe
Phone:     44-20-7070-7429

Signature, Place, and Date of Signing:

     Paula Marsh     London, England     November 12, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $624,663 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    98548  1847873 SH       DEFINED 1             1847873        0        0
AU OPTRONICS CORP              SPONSORED ADR    002255107    11526  1101886 SH       DEFINED 1             1101886        0        0
BRF-BRASIL FOODS S A           SPONSORED ADR    10552T107      143     9200 SH       DEFINED 1                9200        0        0
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD     20441W203     1175     9500 SH       DEFINED 1                9500        0        0
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601      640    39000 SH       DEFINED 1               39000        0        0
CPFL ENERGIA S A               SPONSORED ADR    126153105     3747    53227 SH       DEFINED 1               53227        0        0
DR REDDYS LABS LTD             ADR              256135203    12879   399700 SH       DEFINED 1              399700        0        0
FIBRIA CELULOSE S A            SP ADR REP COM   31573A109    46087  2665495 SH       DEFINED 1             2665495        0        0
GAFISA S A                     SPONS ADR        362607301    34404  2221000 SH       DEFINED 1             2221000        0        0
GERDAU S A                     SPONSORED ADR    373737105    44997  3306101 SH       DEFINED 1             3306101        0        0
GOL LINHAS AEREAS INTLG S A    SP ADR REP PFD   38045R107     3894   247700 SH       DEFINED 1              247700        0        0
ISHARES INC                    MSCI TAIWAN      464286731    10903   804600 SH       DEFINED 1              804600        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106   107728  4455217 SH       DEFINED 1             4455217        0        0
MECHEL OAO                     SPON ADR PFD     583840509    10911  1325689 SH       DEFINED 1             1325689        0        0
MECHEL OAO                     SPONSORED ADR    583840103    18612   747452 SH       DEFINED 1              747452        0        0
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109      583    27450 SH       DEFINED 1               27450        0        0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101    23994   731065 SH       DEFINED 1              731065        0        0
SHINHAN FINANCIAL GROUP CO L   SPN ADR RESTRD   824596100      236     3071 SH       DEFINED 1                3071        0        0
SK TELECOM LTD                 SPONSORED ADR    78440P108      511    29200 SH       DEFINED 1               29200        0        0
STERLITE INDS INDIA LTD        ADS              859737207    13327   889617 SH       DEFINED 1              889617        0        0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100      615    60620 SH       DEFINED 1               60620        0        0
TAM SA                         SP ADR REP PFD   87484D103    17135   742733 SH       DEFINED 1              742733        0        0
TRANSATLANTIC PETROLEUM LTD    SHS              G89982105     1890   638297 SH       DEFINED 1              638297        0        0
VALE S A                       ADR              91912E105     2924    93500 SH       DEFINED 1               93500        0        0
VALE S A                       ADR REPSTG PFD   91912E204   156579  5642481 SH       DEFINED 1             5642481        0        0
VIVO PARTICIPACOES S A         SPON ADR PFD NEW 92855S200      381    14000 SH       DEFINED 1               14000        0        0
WSP HOLDINGS LIMITED           ADR              92934F104      294   232918 SH       DEFINED 1              232918        0        0
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